Victory Strategic Allocation Fund (formerly Victory Balanced Fund)
Victory Strategic Allocation Fund (formerly Victory Balanced Fund)
Investment Objective
The Fund seeks to provide income and long-term growth of capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 16 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 44 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory Strategic Allocation Fund (formerly Victory Balanced Fund)	Class A	Class C		Class I	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]	none	none
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory Strategic Allocation Fund (formerly Victory Balanced Fund)		Class A	Class C	Class I	Class R
Management Fees	[1]	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		0.42%	0.59%	8.13%	0.96%
Acquired Fund Fees and Expenses	[2]	1.00%	1.00%	1.00%	1.00%
Total Annual Fund Operating Expenses		1.77%	2.69%	9.23%	2.56%
Fee Waiver/Expense Reimbursement	[3]	(0.62%)	(0.84%)	(8.33%)	(1.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.15%	1.85%	0.90%	1.45%
[1]	Restated to reflect current contractual fee.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fee to 0.00% until at least February 28, 2017. In addition, the Adviser has contractually agreed to waive other fees and/or to reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class R shares do not exceed 1.15%, 1.85%, 0.90% and 1.45% until at least February 28, 2017. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Strategic Allocation Fund (formerly Victory Balanced Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	1,043	1,425	2,491
Class C	288	756	1,350	2,960
Class I	92	1,933	3,622	7,257
Class R	148	691	1,261	2,812

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Strategic Allocation Fund (formerly Victory Balanced Fund) | Class C | USD ($)	188	756	1,350	2,960

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," which means it pursues its investment objective by investing primarily in other investment companies, including exchange-traded funds ("ETFs"), ("Underlying Funds"). The Fund will typically invest in affiliated Underlying Funds advised by Victory Capital Management Inc. (the "Adviser"). The Fund may also invest in unaffiliated Underlying Funds if a Victory Fund in a particular asset class is not available.

The Underlying Funds selected by the Adviser will invest across a broad range of global asset classes including, but not limited to, equity securities of U.S., international and emerging markets companies of any market capitalization size, investment grade U.S. and international bonds, and commodities. Some of the Underlying Funds may pursue market neutral or other alternative strategies and some may enter into futures contracts (both short and long positions), credit default swap contracts, options and/or other derivatives to achieve their investment objectives.

Under normal market conditions, the Fund will invest at least 40% of its net assets in Underlying Funds that will provide the Fund with exposure to equity securities and at least 30% of its net assets in Underlying Funds that will provide the Fund with exposure to fixed income securities. In either case, the Adviser may invest in Underlying Funds with strategies that it believes will have similar risk/return profiles as these asset classes.

To create the Fund's portfolio, the Adviser allocates the Fund's assets among Underlying Funds in a combination that is expected to achieve returns similar to or exceeding those of the broader market for equity and fixed income securities with similar risk characteristics. For these purposes, the broader market is represented by the performance of two reference indices: 60% of the MSCI All Country World Index and 40% of the Barclays U.S. Aggregate Bond Index.

The Adviser may sell an Underlying Fund if the Adviser believes that the Underlying Fund no longer provides adequate portfolio diversification or is unlikely to contribute to the Fund's total returns under prevailing market conditions.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks, either directly or indirectly through investment in the Underlying Funds:

  The Adviser's asset selection methodology may produce incorrect judgments about the value a particular investment or asset class and may not produce the desired results.
  The value of the equity securities may decline. A company's earnings may not increase as expected.
  An Underlying Fund in which the Fund invests may not achieve its investment objective. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.
  The Adviser is subject to conflicts of interest in allocating the Fund's assets among affiliated Underlying Funds (the Victory Funds), unaffiliated Underlying Funds, or a combination of both. The Adviser may have an incentive to allocate the Fund's assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds or unaffiliated Underlying Funds.
  The Fund may be subject to the risk that its assets are invested in a particular sector or industry in the economy and as a result, the value of the Fund may be adversely impacted by events or developments affecting such sector or industry.
  The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.
  Interest rates may rise or the rate of inflation may increase, impacting the value of an Underlying Fund's investments in fixed income securities. A debt issuer's credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. In a rising interest rate environment or when investor redemptions from fixed income funds are higher than normal, liquidity risk may be magnified due to the increased supply in the market that would result from selling activity.
  A U.S. government agency or instrumentality may default on its obligation and the U.S. government may not provide support.
  Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.
  The risks related to investing in foreign securities are generally greater with respect to securities of companies associated with emerging markets. Emerging market companies may experience more volatility than those in developed countries due to greater risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
  The use of derivative instruments, including futures, options and credit default swap contracts, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that a small investments or small price movements can result in substantial gains or losses.
  Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI All Country World Index, Barclays U.S. Aggregate Bond Index and several other indexes. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The Fund's historical performance, as summarized below, was achieved when the Fund sought to achieve its objective by principally investing directly in equity securities, debt securities and cash equivalents.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were:
Highest	11.91% (quarter ended September 30, 2009)
Lowest	-15.51% (quarter ended December 31, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2015)
Average Annual Returns - Victory Strategic Allocation Fund (formerly Victory Balanced Fund)		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A		(6.44%)	6.01%	4.72%
Class C		(2.36%)	6.54%	4.53%
Class I		(0.46%)	7.69%	4.78%	[1]	Aug. 31, 2007
Class R		(0.99%)	6.96%	4.95%
After Taxes on Distributions | Class A		(7.04%)	5.06%	3.70%
After Taxes on Distributions and Sale of Fund Shares | Class A		(3.43%)	4.62%	3.56%
MSCI All Country World Index returns reflect no deduction for fees, expenses, or taxes.	[2]	(1.84%)	6.66%	5.31%
S&P 500 Index returns reflect no deduction for fees, expenses, or taxes.	[2]	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index returns reflect no deduction for fees, expenses, or taxes.	[2]	0.55%	3.25%	4.51%
60% MSCI All Country World Index/40% Barclays U.S. Aggregate Bond Index returns reflect no deduction for fees, expenses, or taxes.	[2]	4.69%	7.56%	5.89%
[1]	Inception date of the Class I shares is August 31, 2007.
[2]	Effective December 30, 2015, the MSCI All Country World Index has been selected as the Fund's broad-based index in replacement of the S&P 500 Index to reflect a change in the Fund's investment strategy.